UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22269

Investment Company Act File Number

Eaton Vance National Municipal Opportunities Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

March 31

Date of Fiscal Year End

June 30, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

National Municipal Opportunities Trust

June 30, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 114.1%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.4%
Pennsylvania Economic Development Financing Authority, (Colver), (AMT), 5.125%, 12/1/15	$1,250	$1,238,625

		$1,238,625

Education — 10.2%
Maine Health and Higher Educational Facilities Authority, (Bowdoin College), 5.00%, 7/1/39(1)	$10,440	$11,141,986
New Hampshire Health and Education Facilities Authority, (Dartmouth College), 5.25%, 6/1/39(1)(2)	12,000	13,291,200
New York Dormitory Authority, (Brooklyn Law School), 5.75%, 7/1/33	1,500	1,554,615
New York Dormitory Authority, (The New School), 5.75%, 7/1/50	3,000	3,285,480
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	1,090	1,193,387
University of Virginia, 5.00%, 6/1/40	2,650	2,816,234

		$33,282,902

Electric Utilities — 12.6%
Apache County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 4.50%, 3/1/30	$340	$328,365
Chula Vista, CA, (San Diego Gas and Electric), 5.875%, 1/1/34	3,650	4,190,054
Chula Vista, CA, (San Diego Gas and Electric), 5.875%, 2/15/34	2,815	3,231,507
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	4,540	5,000,856
Indiana Financing Authority, (Duke Energy Indiana, Inc.), 6.00%, 8/1/39	8,000	8,834,400
Matagorda County, TX, Navigation District No. 1, (Central Power and Light Co.), 6.30%, 11/1/29	6,000	6,668,340
Pima County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 4.00%, 9/1/29	715	650,822
Pima County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 5.25%, 10/1/40	2,500	2,514,775
Salt River Project Agricultural Improvement and Power District, AZ, 5.00%, 1/1/38(1)(2)	9,000	9,578,610

		$40,997,729

General Obligations — 5.0%
Birmingham, MI, Public Schools, 4.00%, 5/1/29	$3,500	$3,514,000
California, 6.00%, 4/1/38	5,750	6,622,907
Texas, (Texas Transportation Commission), 5.00%, 4/1/42(1)(2)	3,500	3,740,240
Will County, IL, Community Unit School District No. 365-U, (Valley View), 5.75%, 11/1/32	2,210	2,483,554

		$16,360,701

Hospital — 20.6%
California Health Facilities Financing Authority, (Catholic Healthcare West), 6.00%, 7/1/34	$980	$1,126,020
California Health Facilities Financing Authority, (Catholic Healthcare West), 6.00%, 7/1/39	1,000	1,149,000
California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 4/1/42	1,120	1,140,194
Harris County, TX, Cultural Education Facilities Finance Corp., (Texas Children’s Hospital), 5.50%, 10/1/39(1)	12,300	13,676,985
Illinois Finance Authority, (Provena Healthcare), 7.75%, 8/15/34	3,000	3,694,110
Illinois Finance Authority, (Rush University Medical Center), 6.625%, 11/1/39	2,300	2,695,186
Johnson City, TN, Health & Educational Facilities Board, (Mountain States Health Alliance), 6.00%, 7/1/38	1,665	1,792,456

Security	Principal Amount (000’s omitted)	Value
Kansas Development Finance Authority, (Adventist Health System), 5.75%, 11/15/38	$5,915	$6,669,872
Maricopa County, AZ, Industrial Development Authority, (Catholic Healthcare West), 6.00%, 7/1/39	3,400	3,663,092
Massachusetts Health and Educational Facilities Authority, (Jordan Hospital), 6.75%, 10/1/33	3,725	3,753,496
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	1,450	1,469,401
Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	4,070	4,072,605
New York Dormitory Authority, (NYU Hospital Center), 5.625%, 7/1/37	1,000	1,034,360
Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), 5.00%, 7/1/42	1,195	1,056,989
Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.00%, 10/1/42	1,660	1,693,499
South Lake County, FL, Hospital District, (South Lake Hospital), 6.25%, 4/1/39	1,365	1,477,326
St. Paul, MN, Housing and Redevelopment Authority, (HealthEast), 6.00%, 11/15/35	3,750	3,900,750
Sullivan County, TN, Health, Educational and Facilities Board, (Wellmont Health System), 5.25%, 9/1/36	3,150	3,241,035
Tyler, TX, Health Facilities Development Corp., (East Texas Medical Center), 5.375%, 11/1/37	4,500	4,616,865
Wisconsin Health and Educational Facilities Authority, (Wheaton Franciscan Healthcare System), 5.125%, 8/15/30	5,000	5,126,000

		$67,049,241

Housing — 4.1%
Maryland Community Development Administration, Department of Housing and Community Development, (AMT), 5.15%, 9/1/42(1)	$11,205	$11,464,956
Virginia Housing Development Authority, 3.625%, 1/1/31	2,200	1,900,888

		$13,365,844

Industrial Development Revenue — 12.5%
Alabama Industrial Development Authority, (Pine City Fiber Co.), (AMT), 6.45%, 12/1/23	$5,000	$5,021,300
Brazos River Harbor Navigation District of Brazoria County, TX, (Dow Chemical Co.), (AMT), 5.95%, 5/15/33	3,000	3,243,690
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.125%, 11/1/23	5,000	5,078,350
Campbell County, WY, (Basin Electric Power Cooperative), 5.75%, 7/15/39(3)	3,000	3,234,360
Clayton County, GA, Development Authority, (Delta Airlines, Inc.), 8.75%, 6/1/29	3,420	4,107,249
Gulf Coast, TX, Waste Disposal Authority, (International Paper Co.), (AMT), 6.10%, 8/1/24	2,750	2,754,207
Houston, TX, (Continental Airlines), (AMT), 6.75%, 7/1/29	3,500	3,501,645
Massachusetts Development Finance Agency, (Covanta Energy), 4.875%, 11/1/42	530	471,435
Nevada Department of Business and Industry, (Republic Services, Inc.), (AMT), 5.625% to 6/1/18 (Put Date), 12/1/26	1,800	2,003,454
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.125%, 9/15/23	630	611,673
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.25%, 9/15/29	1,900	1,790,959
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	3,070	3,283,641
Owen County, KY, (Kentucky-American Water Co., Inc.), 6.25%, 6/1/39	3,000	3,218,700
Richland County, SC, (International Paper Co.), (AMT), 6.10%, 4/1/23	380	384,226
Sabine River Authority, LA, (International Paper Co.), 6.20%, 2/1/25	205	205,342
Selma, AL, Industrial Development Board, (International Paper Co.), 5.80%, 5/1/34	850	919,590
St. John Baptist Parish, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	945	948,856

		$40,778,677

Insured – Special Tax Revenue — 2.5%
Hesperia, CA, Public Financing Authority, (Redevelopment and Housing Projects), (XLCA), 5.00%, 9/1/37	$295	$248,009
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 6.875%, (0.00% until 10/1/19), 10/1/34	4,000	3,185,760
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, (0.00% until 10/1/19), 10/1/39	6,000	4,718,220

		$8,151,989

Security	Principal Amount (000’s omitted)	Value
Insured – Transportation — 7.7%
Clark County, NV, (Las Vegas-McCarran International Airport), (AGM), 5.25%, 7/1/39	$2,885	$3,054,263
Foothill/Eastern Transportation Corridor Agency, CA, (NPFG), 0.00%, 1/15/30	4,000	1,393,520
Foothill/Eastern Transportation Corridor Agency, CA, (NPFG), 0.00%, 1/15/32	500	150,620
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 0.00%, 1/1/35	4,000	1,371,520
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 0.00%, 1/1/36	15,000	4,861,800
San Joaquin Hills Transportation Corridor Agency, CA, (NPFG), 0.00%, 1/15/32	10,000	3,275,000
San Jose, CA, Airport, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	7,850	8,147,594
Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/34	4,480	1,271,558
Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/35	1,745	465,584
Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/37	4,775	1,127,043

		$25,118,502

Lease Revenue/Certificates of Participation — 3.4%
Mohave County, AZ, Industrial Development Authority, (Mohave Prison LLC), 8.00%, 5/1/25	$2,000	$2,462,120
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.75%, 10/1/31	7,435	8,443,483

		$10,905,603

Other Revenue — 2.6%
Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.00%, 7/15/30	$510	$573,230
Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.25%, 7/15/40	575	643,943
Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.375%, 7/15/43	315	354,240
Golden State Tobacco Securitization Corp., CA, 5.30%, 6/1/37	4,430	3,765,234
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	2,000	1,982,180
Seminole Tribe, FL, 5.50%, 10/1/24(4)	925	984,736

		$8,303,563

Senior Living/Life Care — 4.8%
ABAG Finance Authority for Nonprofit Corporations, CA, (Episcopal Senior Communities), 6.00%, 7/1/31	$1,295	$1,413,946
Atlantic Beach, FL, (Fleet Landing), 5.00%, 11/15/37	830	815,599
Bexar County, TX, Health Facilities Development Corp., (Army Retirement Residence Foundation), 6.20%, 7/1/45	2,000	2,136,160
Douglas County, NE, Hospital Authority No. 2, (Immanuel Obligated Group), 5.50%, 1/1/30	465	494,351
Douglas County, NE, Hospital Authority No. 2, (Immanuel Obligated Group), 5.625%, 1/1/40	925	975,940
Hawaii Department of Budget and Finance, (Kahala Senior Living Community, Inc.), 5.125%, 11/15/32	300	307,392
Hawaii Department of Budget and Finance, (Kahala Senior Living Community, Inc.), 5.25%, 11/15/37	275	279,977
Lee County, FL, Industrial Development Authority, (Shell Point Village/Alliance Community), 5.00%, 11/15/29	1,705	1,725,869
Lee County, FL, Industrial Development Authority, (Shell Point Village/Alliance Community), 6.125%, 11/15/26	500	550,310
Lee County, FL, Industrial Development Authority, (Shell Point Village/Alliance Community), 6.50%, 11/15/31	1,600	1,775,280
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), 6.125%, 1/1/30	470	507,642
Mount Vernon, NY, Industrial Development Agency, (Wartburg Senior Housing, Inc.), 6.20%, 6/1/29	1,000	1,000,180
Tempe, AZ, Industrial Development Authority, (Friendship Village of Tempe), 6.00%, 12/1/32	255	262,454
Tempe, AZ, Industrial Development Authority, (Friendship Village of Tempe), 6.25%, 12/1/42	735	756,021
Washington Housing Finance Commission, (Wesley Homes), 6.20%, 1/1/36	2,500	2,614,625

		$15,615,746

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 4.7%
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$1,625	$1,711,141
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	3,020	3,185,406
Heritage Harbor South Community Development District, FL, (Capital Improvements), 6.50%, 5/1/34	2,945	2,980,811
Illinois, Sales Tax Revenue, 5.00%, 6/15/31	690	735,195
Illinois, Sales Tax Revenue, 5.00%, 6/15/32	665	705,771
Illinois, Sales Tax Revenue, 5.00%, 6/15/33	710	752,536
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, 5.00%, 5/15/43(5)	2,370	2,517,983
Virgin Islands Public Finance Authority, 5.00%, 10/1/39	965	972,141
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	1,615	1,814,420

		$15,375,404

Student Loan — 1.9%
Massachusetts Educational Financing Authority, 6.00%, 1/1/28	$4,360	$4,723,144
New Jersey Higher Education Student Assistance Authority, (AMT), 4.75%, 12/1/43	1,460	1,314,920

		$6,038,064

Transportation — 13.7%
Bay Area Toll Authority, CA, Toll Bridge Revenue, (San Francisco Bay Area), 5.00%, 4/1/34	$1,365	$1,449,002
Central Texas Regional Mobility Authority, 5.75%, 1/1/31	325	350,857
Central Texas Regional Mobility Authority, 6.00%, 1/1/41	35	37,759
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.00%, 11/1/42	5,900	5,845,779
Memphis-Shelby County, TN, Airport Authority, (AMT), 5.75%, 7/1/24	350	391,650
Metropolitan Transportation Authority, NY, 5.00%, 11/15/31	3,500	3,675,735
Miami-Dade County, FL, (Miami International Airport), 5.00%, 10/1/41	1,375	1,410,227
New Jersey Transportation Trust Fund Authority, (Transportation System), 0.00%, 12/15/38	30,000	7,260,300
North Texas Tollway Authority, 5.50%, 9/1/41	2,660	2,927,942
North Texas Tollway Authority, 5.75%, 1/1/38	5,000	5,414,050
Orlando-Orange County, FL, Expressway Authority, Series A, 5.00%, 7/1/35	750	782,400
Port Authority of New York and New Jersey, (AMT), 4.50%, 4/1/37	1,450	1,429,091
Route 460 Funding Corp., VA, 0.00%, 7/1/39	2,200	506,176
Route 460 Funding Corp., VA, 0.00%, 7/1/40	4,625	1,003,024
Route 460 Funding Corp., VA, 0.00%, 7/1/41	4,970	1,015,769
St. Louis, MO, (Lambert-St. Louis International Airport), 6.625%, 7/1/34	5,000	5,660,650
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	2,625	3,103,747
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	1,520	1,754,977
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/41	545	547,349

		$44,566,484

Security	Principal Amount (000’s omitted)	Value
Water and Sewer — 7.4%
Atlanta, GA, Water & Wastewater Revenue, 6.25%, 11/1/34	$3,000	$3,491,340
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	815	788,773
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	1,405	1,366,166
Detroit, MI, Water Supply System, 5.25%, 7/1/41	745	723,723
Marco Island, FL, Utility System, 5.00%, 10/1/34	550	576,197
Marco Island, FL, Utility System, 5.00%, 10/1/40	2,425	2,522,048
Metropolitan Water District of Southern California, 5.00%, 7/1/29	2,000	2,188,500
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.25%, 6/15/40(1)	11,700	12,430,782

		$24,087,529

Total Tax-Exempt Investments — 114.1% (identified cost $332,368,524)		$371,236,603

Other Assets, Less Liabilities — (14.1)%		$(45,942,468)

Net Assets — 100.0%		$325,294,135

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

At June 30, 2013, the concentration of the Trust’s investments in the various states, determined as a percentage of total investments, is as follows:

Texas	17.0%
California	12.0%
Others, representing less than 10% individually	71.0%

The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2013, 9.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.1% to 3.8% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $9,810,050.

(3)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At June 30, 2013, the aggregate value of these securities is $984,736 or 0.3% of the Trust’s net assets.

(5)	When-issued security.

The Trust did not have any open financial instruments at June 30, 2013.

The cost and unrealized appreciation (depreciation) of investments of the Trust at June 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$279,780,007

Gross unrealized appreciation	$42,972,666
Gross unrealized depreciation	(2,511,070)

Net unrealized appreciation	$40,461,596

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2013, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$371,236,603	$—	$371,236,603
Total Investments	$—	$371,236,603	$—	$371,236,603

The Trust held no investments or other financial instruments as of March 31, 2013 whose fair value was determined using Level 3 inputs. At June 30, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance National Municipal Opportunities Trust

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	August 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	August 26, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 26, 2013